SCHEDULE OF FOREIGN CURRENCY TRANSLATION (Details) - $ / shares	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Accounting Policies [Abstract]
Year End Average Rate, P and L rate	$ 82.7072	$ 79.0120
Year End Rate, Balance sheet rate	$ 83.1975	$ 82.2169